Schedule of Shares Issued and Outstanding (Details) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Balance	$ 25,565,544	$ 263,292
Shares issued on vesting of RSUs, shares	91,635
Shares issued on vesting of RSUs		180,000
Convertible debt conversion		164,343
Common shares issued on exercise of warrants		56,079
Balance	$ 25,727,292	$ (5,211,184)
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares	15,543,309	7,746,136
Balance	$ 122,741,230	$ 69,380,807
Shares issued on vesting of RSUs, shares	91,635	66,666
Shares issued on vesting of RSUs	$ 681,759	$ 410,189
Convertible debt conversion, shares		36,666
Convertible debt conversion		$ 164,343
Common shares issued on exercise of warrants, shares		7,166
Common shares issued on exercise of warrants		$ 56,079
Balance, shares	15,634,944	7,856,634
Balance	$ 123,422,989	$ 70,011,418